Share-Based Payments (Schedule Of Information Regarding Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Options outstanding, Number	669	988
Options outstanding, weighted average per share exercise price	$ 34.86	$ 30.77
Options outstanding, aggregate intrinsic value	$ 11,910
Options outstanding, weighted average remaining contractual term (in years)	3 years 8 months 26 days
Options exercisable, Number	384
Options exercisable, weighted average per share exercise price	$ 31.21
Options exercisable, aggregate intrinsic value	$ 8,046
Options exercisable, weighted average remaining contractual term (in years)	2 years 4 months 13 days